Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Profit or loss [abstract]
Loss per share , diluted		$ (0.28)	$ (16.62)	$ (0.96)	$ (39.62)
Weighted average number of shares for the purposes of diluted loss per share	[1]	3,253,267	124,911	2,375,825	100,351

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held. All share data prior to the date of the reverse share split has been retrospectively adjusted.